Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JANUS ASPEN SERIES
Prospectus Date	rr_ProspectusDate	Apr. 29, 2022
Institutional Shares | Janus Henderson Mid Cap Value Portfolio
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Janus Henderson Mid Cap Value Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Janus Henderson Mid Cap Value Portfolio (“Mid Cap Value Portfolio”) seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Shares of the Portfolio. Owners of variable insurance contracts that invest in the Shares should refer to the variable insurance contract prospectus for a description of fees and expenses, as the following table and examples do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a contract. Inclusion of these charges would increase the fees and expenses described below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 63% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	63.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	 The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Portfolio pursues its investment objective by investing primarily in the common stocks of mid-sized companies whose stock prices are believed to be undervalued by the portfolio managers. The Portfolio invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies whose market capitalization falls, at the time of purchase, within the capitalization range of the Russell Midcap® Value Index. The market capitalizations within the index will vary, but as of December 31, 2021, they ranged from approximately $163 million to $71.52 billion. The Portfolio may also invest in foreign securities, which may include investments in emerging markets. The Portfolio may invest, under normal circumstances, up to 20% of its net assets in securities of companies having market capitalizations outside of the aforementioned market capitalization ranges. In addition, when the portfolio managers believe that market conditions are unfavorable for investing, or when they are otherwise unable to locate attractive investment opportunities, the Portfolio may invest up to 20% of its net assets in cash or similar investments. From time to time, the Portfolio may invest in shares of companies through initial public offerings.The Portfolio focuses on companies that have fallen out of favor with the market or that appear to be temporarily misunderstood by the investment community. As defensive value managers, the portfolio managers generally look for companies with:•strong management teams;•strong and stable balance sheets and solid recurring free cash flows;•attractive relative and absolute valuation ratios or that have underperformed recently;•favorable reward to risk characteristics;•durable competitive advantages that are trading at attractive valuations; and•strong long-term prospects.The portfolio managers’ philosophy is to weigh a security’s downside risk before considering its upside potential, which may help provide an element of capital preservation.The Portfolio may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, preferred stocks, and other securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of real estate investment trusts (“REITs”) and similar REIT-like entities. A REIT is an entity that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity REITs, mortgage REITs, or hybrid REITs. A REIT may be listed on an exchange or traded over-the-counter.
Risk [Heading]	rr_RiskHeading	Principal investment risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The biggest risk is that the Portfolio’s returns will vary, and you could lose money. The Portfolio is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices. The principal risks associated with investing in the Portfolio are set forth below.Value Investing Risk. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “value” stocks may perform differently than other types of stocks and from the market as a whole, and can continue to be undervalued by the market for long periods of time. It is also possible that a value stock will never appreciate to the extent expected by the portfolio managers.Market Risk. The market value of the Portfolio’s investments, and therefore the value of the Portfolio’s shares, may decrease if the value of an individual company or security, or multiple companies or securities, decreases or if the portfolio managers’belief about an investment’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Portfolio’s holdings could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. Market risk may be magnified if certain social, political, economic, and other conditions and events (such as terrorism, conflicts, including related sanctions, social unrest, natural disasters, epidemics and pandemics, including COVID-19) adversely interrupt the global economy and financial markets.Mid-Sized Companies Risk. Investments in securities issued by mid-sized companies may involve greater risks than are customarily associated with larger, more established companies. Securities issued by mid-sized companies tend to be more volatile than securities issued by larger or more established companies and may underperform as compared to the securities of larger or more established companies.Portfolio Management Risk. The Portfolio is an actively managed investment portfolio and is therefore subject to the risk that the investment strategies employed for the Portfolio may fail to produce the intended results. The Portfolio may underperform its benchmark index or other mutual funds with similar investment objectives.REIT Risk. REITs are subject to certain risks inherent in the direct ownership of real estate, including without limitation, a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers. In addition, a REIT could fail to qualify for tax-free pass-through of its income under the Internal Revenue Code of 1986, as amended, or fail to maintain its exemption from registration under the Investment Company Act of 1940, as amended, which could produce adverse economic consequences for the REIT and its investors, including the Portfolio.Cash Holdings Risk. If the Portfolio’s investments in cash, cash equivalents, or similar investments increase, the Portfolio may not participate in market advances or declines to the same extent that it would if the Portfolio had been fully invested in the market. Furthermore, cash, cash equivalents, or similar investments may generate minimal or no income and could negatively impact the Portfolio’s performance and ability to achieve its investment objective. The Portfolio may invest in securities such as repurchase agreements and other short-term debt obligations to generate return on its cash position.Initial Public Offering Risk. The Portfolio’s purchase of shares issued in an initial public offering (“IPO”) exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. Although IPO investments may have had a positive impact on the Portfolio’s performance in the past, there can be no assurance that the Portfolio will identify favorable IPO investment opportunities in the future. In addition, as the Portfolio increases in size, the impact of IPOs on the Portfolio’s performance will generally decrease.Foreign Exposure Risk. Foreign markets, including emerging markets, can be more volatile than the U.S. market. As a result, the Portfolio’s returns and net asset value may be affected by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Portfolio to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Portfolio has invested a significant amount of its assets may have a greater effect on the Portfolio’s performance than it would in a more geographically diversified portfolio. The Portfolio’s investments in emerging market countries, if any, may involve risks greater than, or in addition to, the risks of investing in more developed countries.An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	The biggest risk is that the Portfolio’s returns will vary, and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio’s expenses. The table compares the average annual returns for the Institutional Shares of the Portfolio for the periods indicated to a broad-based securities market index. All figures assume reinvestment of dividends and distributions. For certain periods, the Portfolio’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Updated performance information is available at janushenderson.com/VITperformance or by calling 1-877-335-2687.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table compares the average annual returns for the Institutional Shares of the Portfolio for the periods indicated to a broad-based securities market index. All figures assume reinvestment of dividends and distributions.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-335-2687
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	janushenderson.com/VITperformance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Institutional Shares (calendar year-end)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter:4th Quarter 202018.29%Worst Quarter:1st Quarter 2020– 29.11%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/21)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The Portfolio’s primary benchmark index is the Russell Midcap Value Index. The Russell Midcap Value Index is used to calculate the Portfolio’s performance fee adjustment. The index is described below.•The Russell Midcap Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at janushenderson.com/VITperformance or by calling 1-877-335-2687.
Institutional Shares | Janus Henderson Mid Cap Value Portfolio | Institutional Shares
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.51%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.67%
1 Year	rr_ExpenseExampleYear01	$ 68
3 Years	rr_ExpenseExampleYear03	214
5 Years	rr_ExpenseExampleYear05	373
10 Years	rr_ExpenseExampleYear10	$ 835
2012	rr_AnnualReturn2012	11.14%
2013	rr_AnnualReturn2013	26.09%
2014	rr_AnnualReturn2014	8.77%
2015	rr_AnnualReturn2015	(3.47%)
2016	rr_AnnualReturn2016	19.03%
2017	rr_AnnualReturn2017	13.94%
2018	rr_AnnualReturn2018	(13.63%)
2019	rr_AnnualReturn2019	30.35%
2020	rr_AnnualReturn2020	(0.92%)
2021	rr_AnnualReturn2021	19.73%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.29%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.11%)
1 Year	rr_AverageAnnualReturnYear01	19.73%
5 Years	rr_AverageAnnualReturnYear05	8.76%
10 Years	rr_AverageAnnualReturnYear10	10.30%
Since Inception	rr_AverageAnnualReturnSinceInception	10.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2003
Institutional Shares | Janus Henderson Mid Cap Value Portfolio | Russell Midcap® Value Index (reflects no deduction for fees, expenses, or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	28.34%
5 Years	rr_AverageAnnualReturnYear05	11.22%
10 Years	rr_AverageAnnualReturnYear10	13.44%
Since Inception	rr_AverageAnnualReturnSinceInception	11.74%

[1]	This fee may adjust up or down monthly based on the Portfolio’s performance relative to its benchmark index over the performance measurement period. For more information regarding performance-based advisory fees, refer to “Management Expenses” in the Portfolio’s Prospectus.